Label	Element	Value
First Investors Tax Exempt New York Fund
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SUPPLEMENT DATED DECEMBER 7, 2018

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS
DATED MAY 1, 2018, AS SUPPLEMENTED

1.
In “The Funds Summary Section” for the First Investors New York Tax Exempt Fund (“New York Tax Exempt Fund”), the “Principal Investment Strategies” sub-section is deleted and replaced with the following:

Principal Investment Strategies:  Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”), and any applicable state income tax for individual residents of the state of New York.  However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item. Such securities include obligations issued by municipalities and other authorities in New York and U.S. possessions and territories, such as Puerto Rico. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Adviser to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). The Adviser has retained Green Square Asset Management, LLC (“Green Square”) as a subadviser to manage this portion of the Fund. High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by S&P Global Ratings and unrated bonds that are determined by Green Square to be of equivalent quality. When making investment decisions, Green Square focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Adviser and Green Square consider various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Adviser or Green Square may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash.  The Adviser generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Adviser considers the duration of the Fund’s portfolio when deciding whether to sell a security.

Typically, the securities purchased by the Fund will have maturities of fifteen years or more, but the Fund may invest in securities with any maturity.

2.
In “The Funds Summary Section” for the California Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund and Oregon Tax Exempt Fund, the following risk is added to the “Principal Risks” sub-section:

High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”), have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations. High yield securities tend to be less liquid.

3.
In “The Funds Summary Section” for the California Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund and Oregon Tax Exempt Fund, the following is added as the second to last sentence of the first paragraph in the “Performance” sub-section:

Prior to December 7, 2018, Green Square did not serve as subadviser to the Fund.

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Please retain this Supplement for future reference.

TEP1218

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